RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	$ 8,500,000	$ 38,500,000	$ 45,100,000	$ 117,300,000
Unsecured investment loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	0	0	0	19,100,000
Unsecured facility a loan | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt	$ 0	$ 0	$ 0	$ 2,500,000